Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets, net consisted of the following:

	As of March 31,
	2024	2025
	$	$

Prepaid expenses	116	132
Payment in advance	47	4
Deposits	3	207
Other	60	87
Less: allowance for expected credit losses	-	-
Total prepaid expenses and other current assets, net	226	430

Schedule of Movements of Expected Credit Loss Provision

Details of the movements of the expected credit loss provision are as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

At beginning of year	1	2	-
Provision (reversal) for the year	1	(2)	-
At end of year	2	-	-